Acquisitions and Dispositions - Summary of Table Resumes Consideration and Fair Value of the Acquired Assets and the Liabilities Assumed on the Acquisiton (Detail) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
CTEB [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Property, plant and equipment	$ 20,330
Inventories	341
Financial assets at fair value	682
VRD	(9,760)
Total net identifiable assets / consideration	$ 11,593
Oil Combustibles SA [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Property, plant and equipment		$ 2,327
Inventories		445
Provisions		(465)
Total net identifiable assets / consideration		$ 2,307